CASH AND CASH EQUIVALENTS AND INVESTMENTS	12 Months Ended
Dec. 31, 2025
CASH AND CASH EQUIVALENTS AND INVESTMENTS
CASH AND CASH EQUIVALENTS AND INVESTMENTS

NOTE 4 – CASH AND CASH EQUIVALENTS AND INVESTMENTS

a)   Cash and cash equivalents and Investments

	As of December 31,
Cash and cash equivalents	2025	2024
Cash and Banks (1)	153,470	160,165
Time deposits	185,584	138,092
Mutual funds	129,996	120,488
Total cash and cash equivalents	469,050	418,745
(1)	As of December 31, 2025 and 2024, includes restricted funds for $ 20,453 million and $11,495 million respectively corresponding to the funds to be paid to customers.

Investments	As of December 31,
Current	2025	2024
Government bonds and Notes at FVPL	295,378	14,978
Government bonds and Notes at FVOCI	27,014	—
Mutual funds	647	2,060
Others investment at amortized cost	25	27,141
	323,064	44,179
Non- current
Investments in associates and joint ventures(a)	14,667	17,901
Other investments	34	1
	14,701	17,902
Total investments	337,765	62,081
(a)	Information on Investments in associates and joint ventures is detailed below:
1)Financial position information:

	As of December 31,
	2025	2024
Interests in associates	6,023	6,197
Interests in joint ventures	8,644	11,704
	14,667	17,901

				Percentage of
				capital stock
	Nature of			owned and	Valuation as of
Companies	relationship	Main activity	Country	voting rights (%)	12.31.25	12.31.24
La Capital Cable (1) (2)	Associate	Closed-circuit television	Argentina	50.00	6,023	6,197
OPH (1)	Joint venture	Holding	USA	50.00	8,445	11,704
Openxpand (1) (3)	Joint venture	Development and provision of digital platforms	Uruguay	51.00	199	—
Total					14,667	17,901
(1)	Data about the issuer arises from extra-accounting information.
(2)	Direct and indirect interest.
(3)	As of December 31, 2025, despite owning a percentage higher than a 50% of interest, the Company had joint control in accordance with the requirements of IFRS. See Note 3.d.4.1).

The evolution of investments in associates and joint ventures is as follows:

	Balances as of				Currency	Balances as of
	December 31,			Earnings (loss) of	translation	December 31,
	2024	Acquisitions	Dividends	the year	adjustments	2025
La Capital Cable	6,197	—	(447)	273	—	6,023
OPH	11,704	—	—	(3,990)	731	8,445
Openxpand	—	220	—	(22)	1	199
	17,901	220	(447)	(3,739)	732	14,667

	Balances as of		Earnings		Currency	Balances as of
	December 31,		(loss) of the		translation	December 31,
	2023	Dividends	year	Decreases (1)	adjustments	2024
Ver TV	30,059	(643)	(9,448)	(19,968)	—	—
TSMA	10,975	(18)	(205)	(10,752)	—	—
La Capital Cable	6,444	(672)	425	—	—	6,197
OPH	20,766	—	(4,553)	—	(4,509)	11,704
	68,244	(1,333)	(13,781)	(30,720)	(4,509)	17,901
(1)	During September 2024, the Company acquired an additional 49.9% interest in TSMA through the exchange of 49% of its interest in Ver TV.
2)	Income statement information

	Years ended December 31,
	2025	2024	2023
Interest in associates	273	(9,228)	(6,502)
Interest in joint ventures	(4,012)	(4,553)	1,094
Others (*)	(3)	(1,313)	—
Total share of results from associates and joint ventures	(3,742)	(15,094)	(5,408)
(*)	In 2025, $3 million correspond to the derecognition of Opalker’s interest in Openxpand (see Note 1.a). In 2024, $1,313 million correspond to expenses related to the sale of Ver TV.